Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GROWTH FUND OF AMERICA
Entity Central Index Key	0000044201
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
The Growth Fund of America® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class A
Trading Symbol	AGTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 30.05% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class A (with sales charge) *	22.59%	14.29%	12.24%
The Growth Fund of America — Class A (without sales charge) *	30.05%	15.65%	12.91%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-6
Trading Symbol	RGAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained
30.48
% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-6 *	30.48%	16.03%	13.27%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-5E
Trading Symbol	RGAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,00 0 investme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 30.27% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class R-5E 2	30.27%	15.86%	14.03%
S&P 500 Index 3	27.14%	15.92%	14.03%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-5
Trading Symbol	RGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 30.41% for the year ended August 31, 2024. That result compares with
a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-5 *	30.41%	15.97%	13.21%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class C
Trading Symbol	GFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 29.09% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class C (with sales charge) *	28.09%	14.79%	12.21%
The Growth Fund of America — Class C (without sales charge) *	29.09%	14.79%	12.21%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class T
Trading Symbol	TFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 30.39% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class T (with sales charge) 2	27.12%	15.35%	14.31%
The Growth Fund of America — Class T (without sales charge) 2	30.39%	15.94%	14.70%
S&P 500 Index 3	27.14%	15.92%	14.52%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-1
Trading Symbol	GFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 76	0.66%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 29.98% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by
the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-1 *	29.98%	15.60%	12.85%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-2
Trading Symbol	GFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 30.32% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive retu
rns for t
he fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-2 *	30.32%	15.90%	13.15%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-3
Trading Symbol	GAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 30.46% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced pos
itive
returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class F-3 2	30.46%	16.02%	14.75%
S&P 500 Index 3	27.14%	15.92%	14.59%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-A
Trading Symbol	CGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 30.00% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-A (with sales charge) *	25.44%	14.79%	12.44%
The Growth Fund of America — Class 529-A (without sales charge) *	30.00%	15.61%	12.84%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-C
Trading Symbol	CGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 160	1.40%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 29.03% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-C (with sales charge) *	28.03%	14.74%	12.41%
The Growth Fund of America — Class 529-C (without sales charge) *	29.03%	14.74%	12.41%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-E
Trading Symbol	CGFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clas s 529-E	$ 101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 29.72% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-E *	29.72%	15.34%	12.58%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-T
Trading Symbol	TAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 48	0.42%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 30.30% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class 529-T (with sales charge) 2	27.05%	15.29%	14.25%
The Growth Fund of America — Class 529-T (without sales charge) 2	30.30%	15.88%	14.64%
S&P 500 Index 3	27.14%	15.92%	14.52%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 30.28% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-F-1 *	30.28%	15.86%	13.08%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 30.33% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Growth Fund of America — Class 529-F-2 2	30.33%	13.48%
S&P 500 Index 3	27.14%	17.11%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investm en t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 30.39% for the
year
ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Growth Fund of America — Class 529-F-3 2	30.39%	13.53%
S&P 500 Index 3	27.14%	17.11%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The li n e chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
The Growth Fund of America® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-1
Trading Symbol	RGAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 158	1.38%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 29.06% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates.
However
, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retur
ns
	1 year	5 years	10 years
The Growth Fund of Am erica — Class R-1 *	29.06%	14.77%	12.04%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover ra te	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net ass et s)
The Growth Fund of America® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-2
Trading Symbol	RGABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 158	1.38%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 29.05% for the year ended August 31, 2024. That result compares
with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
r
ns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2 *	29.05%	14.76%	12.04%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net asset s)
The Growth Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-2E
Trading Symbol	RGEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 125	1.09%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 29.43% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2E *	29.43%	15.10%	12.40%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-3
Trading Symbol	RGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 29.62% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-3 *	29.62%	15.27%	12.54%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-4
Trading Symbol	RGAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 30.00% for the year ended August 31, 2024. That result compares with a 27.14% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
The U.S. economy continued to see growth during the fund’s fiscal year, despite high interest rates. However, lower job creation numbers over the summer were seen as a sign of a possible interest rate cut by the U.S. Federal Reserve, thus giving investors hope that recession could be avoided. Overseas markets remained mixed during the period, though equity markets in the U.S. and elsewhere continued to see strong growth, albeit with bouts of volatility.
Holdings in most equity sectors produced positive returns for the fund, with shares of communication services, information technology, financials and utility companies particularly additive to results. While the bulk of the portfolio remains invested in U.S. equities, holdings of companies based in Taiwan, the Netherlands and Canada added to returns.
In terms of detractors, holdings in the energy sector saw negative returns during the period, while holdings in real estate and consumer staples companies saw positive returns that were below the portfolio’s overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-4 *	30.00%	15.62%	12.87%
S&P 500 Index †	27.14%	15.92%	12.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 284,835,000,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 662,000,000
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 284,835
Total number of portfolio holdings	324
Total advisory fees paid (in millions)	$ 662
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )